Reconciliation of Operating Income (Loss) from Reportable Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 27, 2019	Apr. 28, 2018	Apr. 29, 2017
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Reportable segments operating income (loss)	$ 16,529	$ (127,858)	$ 54,308
Interest expense, net and amortization of deferred financing costs	(13,447)	(9,837)	(7,509)
Consolidated income (loss) before taxes	$ 3,082	$ (137,695)	$ 46,799